Benefit Plans (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Amounts Recognized in Balance Sheet	$ (386)	$ (1,734)
Estimated net loss to be amortized	117
Estimated prior service cost to be amortized	7
Amounts charged to expense for defined contribution plans	69	66	61
Estimated contribution to pension plans	171
Accrued postretirement health care costs - current	11	11
Estimated net loss to be amortized into net postemployment costs	66
Annual weighted-average turnover rate	2.20%	2.10%
Percentage increase in assumed compensation cost	3.80%	3.90%
Assets related to postemployment cost	33	28
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	60.00%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations	40.00%
U.S. Plans - Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	339	354
Accumulated benefit obligations in excess of plan assets, projected obligation	86	86
Accumulated benefit obligations in excess of plan assets, accumulated benefit obligation	77	78
Weighted-average discount rate	4.80%	4.05%
Non-U.S. Plans - Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	6,257	6,469
Accumulated benefit obligations in excess of plan assets, projected obligation	1,429	6,786
Accumulated benefit obligations in excess of plan assets, accumulated benefit obligation	1,295	6,058
Accumulated benefit obligations in excess of plan assets, fair value of plan assets	$ 1,034	$ 5,162
Weighted-average discount rate	3.09%	2.38%
Swiss Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Percentage of Foreign Projected Benefit Obligation	58.00%	58.00%
Defined Benefit Plan Percentage of Foreign Plan Asset	60.00%	60.00%
Postemployment Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average discount rate	5.50%	4.40%